RELATED PARTY TRANSACTIONS (Detail) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2019	Apr. 24, 2019	Jan. 01, 2012	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
TVP Holding [Member] | Torrance Valley Pipeline Company LLC [Member]
Related Party Transaction [Line Items]
Percentage of ownership in subsidiaries				50.00%
PBF Logistics LP [Member] | Torrance Valley Pipeline Company LLC [Member]
Related Party Transaction [Line Items]
Percentage of ownership in subsidiaries	100.00%
Guarantor Affiliated Entity [Member] | Series B Units [Member]
Related Party Transaction [Line Items]
Distribution To Unitholders						$ 0	$ 0
Torrance Valley Pipeline Company LLC [Member]
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred		$ 200,000,000
Fifth Amended and Restated Omnibus Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee Increase			$ 8,300,000		$ 8,300,000